Document And Entity Information	Oct. 15, 2025
Document Information Line Items
Entity Central Index Key	0002088295
Document Type	S-1
Entity Registrant Name	Bleichroeder Acquisition Corp. II
Entity Incorporation, State or Country Code	E9
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false